Legal proceedings and regulatory matters (Details) mortgage_loan in Thousands, € in Millions, $ in Millions, CAD in Billions		1 Months Ended												2 Months Ended	4 Months Ended	12 Months Ended	36 Months Ended	38 Months Ended
	Dec. 31, 2012	Nov. 30, 2017 EUR (€)	Feb. 28, 2017 financial_institution	Dec. 31, 2016 USD ($) individual financial_institution	Sep. 30, 2016 Investor	Aug. 31, 2016 employee	Apr. 30, 2016 complaint	Sep. 30, 2015 complaint	Dec. 31, 2014 complaint	Jul. 31, 2014 CAD	Jun. 30, 2014 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2009 complaint	Aug. 31, 2016 lawsuit	Nov. 30, 2015 individual offices	Dec. 31, 2017 USD ($) complaint securitisation_trust mortgage_loan consent_order financial_institution	Dec. 31, 2007 USD ($)	Dec. 31, 2017 USD ($) complaint securitisation_trust mortgage_loan	Dec. 31, 2015 USD ($)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Outstanding principal amount on loans securitized																$ 4,100		$ 4,100
Number of mortgage securitisation trusts with litigation proceedings | securitisation_trust																280		280
Other provisions				$ 4,773												$ 4,011		$ 4,011	$ 5,552
Estimated financial effect of contingent liabilities				82,019												90,378		90,378
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation																				$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation																				$ 4,000
HSBC Bank USA, N.A.
Disclosure of contingent liabilities [line items]
Mortgage securitisation loan purchased and sold																	$ 24,000
HSBC Holdings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 7,619												7,778		7,778
Madoff litigation
Disclosure of contingent liabilities [line items]
Number of new claims filed | complaint									3
Number of investors that asserted common law claims | Investor					2
Madoff litigation | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																500		$ 500
Madoff litigation | HSBC Bank Bermuda Limited
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | complaint													3
Mortgage Securitisation Pool Trust litigation | HSBC Bank USA, N.A.
Disclosure of contingent liabilities [line items]
Damages sought											$ 38,000
Mortgage loan repurchase matters
Disclosure of contingent liabilities [line items]
Damages sought																$ 1,000
Mortgage loan repurchase matters | HSBC Mortgage Corporation, Inc.
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | complaint																2
Number of mortgage loans | mortgage_loan																25		25
FIRREA and other mortgage-backed securities matters
Disclosure of contingent liabilities [line items]
Number of financial institutions sued by the department of justice | financial_institution																1
Number of financial institutions with resolved Department of Justice investigations | financial_institution																8
Anti-money laundering and sanctions-related matters
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | complaint																		5
Litigation settlement agreement, compliance period	5 years
Anti-money laundering and sanctions-related matters | HSBC Bank USA, N.A.
Disclosure of contingent liabilities [line items]
Number of consent orders entered into with the OCC | consent_order																2
Anti-money laundering and sanctions-related matters | HSBC Holdings and HSBC Bank USA
Disclosure of contingent liabilities [line items]
Payments for legal settlements												$ 1,900
Anti-money laundering and sanctions-related matters | HSBC Holdings
Disclosure of contingent liabilities [line items]
Damages sought | CAD										CAD 20
Tax-related investigation
Disclosure of contingent liabilities [line items]
Number of Indian tax authority offices | offices															2
Number of Indian individuals and families | individual															4
Estimated financial effect of contingent liabilities																$ 1,500		$ 1,500
Tax-related investigation | HSBC Private Banking Holdings (Suisse) SA
Disclosure of contingent liabilities [line items]
Payments for legal settlements | €		€ 300
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | lawsuit														2
Infringement period				1 month
Number of agreements awaiting court approval | complaint																3
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | complaint								2
Number of former employees indicted | employee						2
Deferred prosecution agreement period																3 years
Number of banks under investigation | financial_institution				15
Number of individuals under investigation | individual				30
Number of financial institutions included in complaint for proceedings | financial_institution			18
Legal proceedings provision																$ 511		511
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | complaint							2
Legal proceedings and regulatory matters
Disclosure of contingent liabilities [line items]
Other provisions				$ 2,436												1,501		1,501	$ 3,174
Legal proceedings and regulatory matters | Tax-related investigation
Disclosure of contingent liabilities [line items]
Other provisions																$ 604		$ 604